Note 9 - Stock Option Plans (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Capital Shares Reserved for Future Issuance	19,222,000		19,222,000	19,222,000
Share Price			$ 0.46	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0		0	0
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 463,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Amount	$ 32,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Period for Recognition	180 days
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense	$ 68,000	$ 75,000	$ 293,000	$ 301,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 273 days
Non-employee Options [Member]
Share-based Payment Arrangement, Expense	$ 16,000	$ 0	$ 16,000	$ 0
The Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance			19,222,032
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares, 10% Shareholder	110.00%
The Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years